Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Sep. 30, 2022		$ 6,750	$ 41,693,250	$ (5,432,599)	$ 36,267,401
Balance (in Shares) at Sep. 30, 2022		67,500,000
Merger, net of transaction costs of $2,358,780
Stock-based compensation expense			1,965,500		1,965,500
Net loss				(12,697,241)	(12,697,241)
Balance at Sep. 30, 2023		$ 6,750	43,658,750	(18,129,840)	25,535,660
Balance (in Shares) at Sep. 30, 2023		67,500,000
Stock-based compensation expense			1,917,000		1,917,000
Net loss				(4,727,403)	(4,727,403)
Balance at Dec. 31, 2023		$ 6,750	45,575,750	(22,857,243)	22,725,257
Balance (in Shares) at Dec. 31, 2023		67,500,000
Balance at Sep. 30, 2023		$ 6,750	43,658,750	(18,129,840)	25,535,660
Balance (in Shares) at Sep. 30, 2023		67,500,000
Net loss					(9,562,949)
Balance at Mar. 31, 2024		$ 6,750	47,532,750	(27,692,789)	19,846,711
Balance (in Shares) at Mar. 31, 2024		67,500,000
Balance at Sep. 30, 2023		$ 6,750	43,658,750	(18,129,840)	25,535,660
Balance (in Shares) at Sep. 30, 2023		67,500,000
Capital contributions by parent			37,008,905		37,008,905
Merger, net of transaction costs of $2,358,780		$ 405	(2,754,701)		(2,754,296)
Merger, net of transaction costs of $2,358,780 (in Shares)		4,052,402
Stock-based compensation expense			7,498,817		7,498,817
Net loss				(21,148,747)	(21,148,747)
Balance at Sep. 30, 2024		$ 7,155	85,411,771	(39,278,587)	46,140,339
Balance (in Shares) at Sep. 30, 2024		71,552,402
Balance at Dec. 31, 2023		$ 6,750	45,575,750	(22,857,243)	22,725,257
Balance (in Shares) at Dec. 31, 2023		67,500,000
Stock-based compensation expense			1,957,000		1,957,000
Net loss				(4,835,546)	(4,835,546)
Balance at Mar. 31, 2024		$ 6,750	47,532,750	(27,692,789)	19,846,711
Balance (in Shares) at Mar. 31, 2024		67,500,000
Balance at Sep. 30, 2024		$ 7,155	85,411,771	(39,278,587)	46,140,339
Balance (in Shares) at Sep. 30, 2024		71,552,402
Stock-based compensation expense			1,808,478		1,808,478
Net loss				(6,659,205)	(6,659,205)
Balance at Dec. 31, 2024		$ 7,155	87,220,249	(45,937,792)	41,289,612
Balance (in Shares) at Dec. 31, 2024		71,552,402
Balance at Sep. 30, 2024		$ 7,155	85,411,771	(39,278,587)	46,140,339
Balance (in Shares) at Sep. 30, 2024		71,552,402
Net loss					(14,394,757)
Balance at Mar. 31, 2025		$ 7,155	89,308,821	(53,673,344)	35,642,632
Balance (in Shares) at Mar. 31, 2025		71,552,402
Balance at Dec. 31, 2024		$ 7,155	87,220,249	(45,937,792)	41,289,612
Balance (in Shares) at Dec. 31, 2024		71,552,402
Stock-based compensation expense			2,088,572		2,088,572
Net loss				(7,735,552)	(7,735,552)
Balance at Mar. 31, 2025		$ 7,155	$ 89,308,821	$ (53,673,344)	$ 35,642,632
Balance (in Shares) at Mar. 31, 2025		71,552,402